Wells, Pipelines, Properties, Plant And Equipment, Net - Summary of Recoverable Amount of Assets (Detail) - Pemex logistics [member] - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	$ 262,651,324	$ 291,946,584	$ 326,390,923
TAD, TDGL, TOMS (Stotage terminals) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	76,522,522	95,169,597	147,249,859
Pipelines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	113,847,249	88,740,662	105,319,693
Primary logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	$ 72,281,553	$ 108,036,325	$ 73,821,371